Taxes payable	12 Months Ended
Dec. 31, 2021
Taxes payable
Taxes payable
27	Taxes payable
Taxes payable comprise:

	As at 31 December
	2021	2020

VAT payable	955,497	1,159,562
Income tax payable	227,880	288,106
Others	870,041	597,201

Total	2,053,418	2,044,869